DERIVATIVE LIABILITY (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended
	Dec. 07, 2020	Sep. 28, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022
Risk-free Interest Rate									0.05%		0.13%
Expected volatility rate									120.00%		180.00%
OID percentage									18.00%		18.00%
Proceeds from financing transition									$ 2,500,000		$ 2,500,000
Debt face amount			$ 3,048,781	$ 3,048,781					3,048,781		3,048,781
Change in fair value of derivative liability			1,380,000			$ 0	$ 0		1,040,000	$ 0	(60,000)	$ 60,650
Gain on extinguishment of debt	$ 42,000		1,109,105	0	$ 0	$ 0		$ 0	245,105	$ 0	0	224,166
Fair Value Of Embeded Derivative Liability			$ 0	1,040,000				$ 0	$ 0		1,040,000	$ 0
Interest Rate			12.00%						12.00%					0.12%
Level3 [Member]
Change in fair value of derivative liability											$ 60,000
Minimum [Member]
Risk-free Interest Rate									0.78%	0.27%
Expected volatility rate									191.00%	152.00%	138.00%	162.00%
Expected life									4 years
Maximum [Member]
Risk-free Interest Rate									1.52%	0.34%
Expected volatility rate									192.00%	158.00%	198.00%	181.00%
Expected life									6 years
Convertible promissory note agreement [Member]
Risk-free Interest Rate		0.05%
Expected volatility rate		120.00%
Change in fair value of derivative liability											$ 1,040,000	$ 60,650
Beneficial Conversion Feature Recorded As Discount													$ 64,800
Gain on extinguishment of debt												$ 273,462
Fair Value Of Embeded Derivative Liability		$ 980,000
Convertible promissory note agreement [Member] | Minimum [Member]
Expected life		4 years									1 year
Convertible promissory note agreement [Member] | Maximum [Member]
Expected life		6 years									1 year
Convertible promissory note agreement [Member] | March 1, 2019 [Member]
Fair Value Of Embeded Derivative Liability				28,000							$ 28,000
Convertible promissory note agreement [Member] | May 3, 2019 [Member]
Fair Value Of Embeded Derivative Liability				28,100							28,100
Convertible promissory note agreement [Member] | October 26, 2019 [Member]
Fair Value Of Embeded Derivative Liability				8,700							8,700
Convertible promissory note agreement [Member] | 2019 [Member]
Amount Borrowed Under Debt Instrument From Unrelated Party				$ 70,000							$ 70,000
Interest Rate				10.00%							10.00%
Conversion Price, Description											convertible into the Company’s common shares at a variable conversion price based on a 50% discount of the market price at an undetermined future date